Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]
Current assets
Cash and cash equivalents	$ 43,744	$ 19,740
Trade accounts receivable, net	23,153	22,066
Inventories	21,336	16,647
Other current assets	3,215	2,157
Current assets held for sale		25,018
Total current assets	91,448	85,628
Property, plant and equipment, net	15,503	13,725
Long-term inventory	1,383	1,461
Deferred tax asset	4,067	4,073
Other assets	153	152
Intangible assets, net	482	519
Total noncurrent assets	6,085	6,205
Total assets	113,036	105,558
Current liabilities
Trade accounts payable	10,502	10,304
Other current liabilities	17,395	14,740
Current liabilities held for sale		6,482
Total current liabilities	27,897	31,526
Long-term liabilities
Liability for employee severance benefits	838	667
Total noncurrent liabilities	838	667
Total liabilities	28,735	32,193
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2017 and 2016; 37,924,507 and 37,440,552 issued shares at December 31, 2017 and 2016, respectively; 35,832,131 and 35,348,176 shares outstanding at December 31, 2017 and 2016, respectively	149	148
Additional paid-in capital	78,437	76,463
Retained earnings (accumulated losses)	7,613	(1,348)
Total shareholders' equity before treasury stock	86,199	75,263
Treasury stock, at cost (2,092,376 as of December 31, 2017 and 2016)	(1,898)	(1,898)
Total shareholders' equity	84,301	73,365
Total liabilities and shareholders' equity	$ 113,036	$ 105,558

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19